FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED AND VARIABLE
ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement dated April 29, 2005, to the Prospectus dated October 1, 2004

  This supplement updates certain information contained in your October 1, 2004, prospectus, as amended on October 6, 2004, January 14, 2005, and January 20, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND
ADDITIONS

Effective April 29, 2005, the following funds will be added as available subaccounts through your contract:

ING Evergreen Omega Portfolio (Class I)	ING Oppenheimer Global Portfolio (Initial Class)
ING FMRSM Earnings Growth Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)
ING Marsico International Opportunities Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)
ING MFS Utilities Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)

More information about these new funds is contained in the tables below.

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  Fund Fees and Charges.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund available through your Contract, including the new funds listed above. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Core Stock Fund (Series I) [2,3]	0.75%	--	0.46%	1.21%	0.06%	1.15%
AIM V.I. Utilities Fund (Series I) [2]	0.60%	--	0.41%	1.01%	--	1.01%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	0.53%	--	0.12%	0.65%	--	0.65%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
Fidelity® VIP Overseas Portfolio (Initial Class)	0.72%	--	0.19%	0.91%	--	0.91%
ING Evergreen Omega Portfolio (Class I) [4]	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [5,6]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING JP Morgan Small Cap Equity Portfolio (Class I) [7,8,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING Liquid Assets Portfolio (Class I) [10]	0.27%	--	0.02%	0.29%	--	0.29%
ING Marsico International Opportunities Portfolio (Class I) [5,6]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING MFS Utilities Portfolio (Class S) [11,12]	0.60%	--	0.40%	1.00%	--	1.00%
ING Pioneer Fund Portfolio (Class S) [13]	0.75%	--	0.26%	1.01%	--	1.01%
ING Stock Index Portfolio (Class I) [10]	0.27%	--	--	0.27%	--	0.27%
ING Van Kampen Equity Growth Portfolio (Class I) [12]	0.65%	--	--	0.65%	--	0.65%
ING Oppenheimer Global Portfolio (Initial Class) [14]	0.60%	--	0.06%	0.66%	--	0.66%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [14]	0.64%	--	0.02%	0.66%	--	0.66%
ING Van Kampen Equity and Income Portfolio (Initial Class) [14]	0.55%	--	0.02%	0.57%	--	0.57%
Janus Aspen International Growth Portfolio (Institutional Shares) [15]	0.64%	--	0.04%	0.68%	--	0.68%

135850	Page 2 of 7	April 2005

[1]

  Each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds' fees and expenses, review each Fund's prospectus.

  The Company, or its U.S. affiliates, receives from each of the Funds or the Funds' affiliates varying levels and types of revenue with respect to each of the Funds available through the contract. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to Funds managed by ING Investments, LLC or other Company affiliates, which Funds may or may not also be subadvised by another Company affiliate. Assets allocated to Funds managed by a Company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue.

  Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by Company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

[2]

  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund and to 1.05% of average daily net assets for AIM V.I. High Yield Fund. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

[3]

  Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

[4]

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

[5]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[6]

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth, and ING Marsico International Opportunities Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[7]

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for the Portfolio had not commenced operations as of December 31, 2004, expenses are based on the Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to the Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

[8]

  A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.87%. This arrangement may be discontinued at any time.

[9]

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.03%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

135850	Page 3 of 7	April 2005

[10]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

[11]

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

[12]

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of the Portfolio's expenses that is proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[13]

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

[14]

  Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

[15]

  All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

135850	Page 4 of 7	April 2005

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through your Contract, including the new funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/Subadviser	Investment Objective
AIM V.I. Core Stock Fund (Series I)	Investment Adviser:	Seeks to provide a high total return.
A I M Advisors, Inc.
Subadviser:
INVESCO Institutional (N.A.), Inc.
AIM V.I. Utilities Fund (Series I)	Investment Adviser:	Seeks capital growth and current income.
A I M Advisors, Inc.
Alger American Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	Investment Adviser:	Seeks to obtain high total return.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser:	Seeks reasonable income.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser:	Seeks to achieve capital appreciation.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.

135850	Page 5 of 7	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP High Income Portfolio (Initial Class)	Investment Adviser:	Seeks a high level of current income while also considering growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser:	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.
Fidelity® VIP Overseas Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser:	Seeks long-term capital growth.
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser:	Seeks growth of capital over the long term.
Directed Services, Inc.
Subadviser:
Fidelity Management & Research Co.
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser:	Seeks capital growth over the long term.
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.
ING Liquid Assets Portfolio (Class I)	Investment Adviser:	Seeks high level of current income consistent with the preservation of capital and liquidity.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC
ING MFS Utilities Portfolio (Class S)	Investment Adviser:	A non-diversified portfolio that seeks capital growth and current income.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company

135850	Page 6 of 7	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio (Class S)	Investment Adviser:	Seeks reasonable income and capital growth.
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.
ING Stock Index Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser:	Seeks capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
T. Rowe Price Associates, Inc.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser:	Seeks total return.
ING Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
Janus Aspen Series - International Growth Portfolio (Institutional Shares)	Investment Adviser:	Seeks long-term growth of capital.
Janus Capital

135850	Page 7 of 7	April 2005